RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Present value of obligations under leases		$ 3,396	$ 52,702
SFL Corporation Limited
Disclosure of transactions between related parties [line items]
Charter hire paid (principal and interest)		1,980	7,830
Lease termination (receipts) payments	$ 4,500	4,456	0
Lease interest expense		937	3,895
Contingent rental income		(623)	(3,606)
Present value of obligations under leases		$ 0	$ 48,466